Net Income (Loss) Per Share (Details) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 18, 2014
Net Income (loss)	$ (23,235)	$ (315,602)	$ (293,237)	$ (353,605)	$ (32,281)		$ (70)
Weighted-average common shares outstanding basic
Weighted-average common shares outstanding- basic and diluted (in shares)		160,823,831	208,845,898	188,626,862
Metu Brands, Inc [Member]
Net Income (loss)		$ (315,602)			$ (32,281)	$ (23,235)
Weighted-average common shares outstanding basic
Weighted-average common stock (in shares)					5,000,929	11,144
Stock options exercised					$ 0	$ 0
Preferred stock					$ 27,100,000	$ 27,100,000
Weighted-average common shares outstanding- basic and diluted (in shares)		160,823,831			5,000,929	10,000